SUBSEQUENT EVENTS - Restricted stock units (Details) - Restricted stock units - $ / shares shares in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Number of units awarded	2,800	2,842
Fair value per share	$ 24.94
Vesting period	4 years